Retirement Benefits (Components Of Net Periodic Benefit Cost, Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss And Assumptions Used In Measurement Of Postretirement Benefits) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 5.0		$ 5.6	$ 7.6
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.5		1.6	1.3
Interest cost	2.1		2.1	1.8
Expected return on plan assets	(0.8)		(0.9)	(1.2)
Amortization of prior service cost	(0.3)		(0.3)	(0.3)
Amortization of net actuarial loss	0.1		0.2
Curtailment loss	0.7
Net periodic benefit cost	3.3		2.7	1.6
Net loss	6.1		3.9	4.4
Amortization of prior service cost	0.2		0.3	0.3
Amortization of net actuarial loss	(0.1)		(0.2)
Total recognized in other comprehensive income	6.2		4.0	4.7
Total recognized in net periodic benefit cost and other comprehensive income	$ 9.5		$ 6.7	$ 6.3
Assumptions used for net periodic benefit cost, Discount rate	5.50%		5.75%	6.00%
Assumptions used for net periodic benefit cost, Expected return on plan assets	4.50%		4.75%	5.00%
Assumptions used for net periodic benefit cost, Rate of compensation increase graded by age	5.00%		5.00%	4.50%
Assumptions used to determine benefit obligations, Discount rate	4.50%		5.50%	5.75%
Assumptions used to determine benefit obligations, Rate of compensation increase graded by age		[1]	5.00%	5.00%

[1]	Assumption for rate of compensation increase was not applicable in determining benefit obligations for 2011 due to curtailment of group term life insurance benefit as of December 31, 2011.